Financial structure and financial costs - Fair value of bonds (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current financial debt
Current portion (less than one year)	$ (10,130)	$ (7,948)	$ (9,699)
Non-current financial debt and related financial instruments	39,449	40,661	42,159
Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	20,570	20,620	29,147
Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Non-current financial debt and related financial instruments	15,672	16,469	10,315
Principal Financing Entities | Bonds after fair value hedge
Non-current financial debt
Current portion (less than one year)	(3,679)	(4,156)	(4,391)
Non-current financial debt and related financial instruments	18,666	18,721	27,249
Principal Financing Entities | Bond after fair value hedge, USD
Non-current financial debt
Fair value after hedging	$ 6,276	7,266	11,036
Principal Financing Entities | Bond after fair value hedge, USD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.10%
Principal Financing Entities | Bond after fair value hedge, USD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.883%
Principal Financing Entities | Bond after fair value hedge, USD, USLIBOR 3 months
Non-current financial debt
Fair value after hedging	$ 750	1,385	1,385
Principal Financing Entities | Bond after fair value hedge, USD, USLIBOR 3 months | USLIBOR | Low
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.35%
Principal Financing Entities | Bond after fair value hedge, USD, USLIBOR 3 months | USLIBOR | High
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.75%
Principal Financing Entities | Bond after fair value hedge, CHF
Non-current financial debt
Fair value after hedging	$ 204	391	1,441
Initial current rate before hedging instruments (as a percent)	0.298%
Principal Financing Entities | Bond after fair value hedge, NZD
Non-current financial debt
Fair value after hedging	$ 252	252	251
Principal Financing Entities | Bond after fair value hedge, NZD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.75%
Principal Financing Entities | Bond after fair value hedge, NZD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.00%
Principal Financing Entities | Bond after fair value hedge, AUD
Non-current financial debt
Fair value after hedging	$ 699	850	1,211
Principal Financing Entities | Bond after fair value hedge, AUD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	3.75%
Principal Financing Entities | Bond after fair value hedge, AUD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.25%
Principal Financing Entities | Bond after fair value hedge, Euro
Non-current financial debt
Fair value after hedging	$ 10,212	8,266	10,958
Principal Financing Entities | Bond after fair value hedge, Euro | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.25%
Principal Financing Entities | Bond after fair value hedge, Euro | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.875%
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months
Non-current financial debt
Fair value after hedging	$ 1,644	1,639	1,638
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months | EURIBOR | Low
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.30%
Principal Financing Entities | Bond after fair value hedge, Euro, EURIBOR 3 months | EURIBOR | High
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.31%
Principal Financing Entities | Bond after fair value hedge, CAD
Non-current financial debt
Fair value after hedging	$ 93	188	289
Initial current rate before hedging instruments (as a percent)	2.125%
Principal Financing Entities | Bond after fair value hedge, GBP
Non-current financial debt
Fair value after hedging	$ 1,536	1,855	2,215
Principal Financing Entities | Bond after fair value hedge, GBP | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.75%
Principal Financing Entities | Bond after fair value hedge, GBP | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.25%
Principal Financing Entities | Bond after fair value hedge, GBP, GBLIB3M
Non-current financial debt
Fair value after hedging	$ 472	470	469
Principal Financing Entities | Bond after fair value hedge, GBP, GBLIB3M | GBLIB
Non-current financial debt
Initial current spread on variable rate basis, before hedging instruments (as a percent)	0.30%
Principal Financing Entities | Bond after fair value hedge, NOK
Non-current financial debt
Fair value after hedging		103	355
Principal Financing Entities | Bond after fair value hedge, HKD
Non-current financial debt
Fair value after hedging	$ 207	212	392
Principal Financing Entities | Bond after fair value hedge, HKD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.92%
Principal Financing Entities | Bond after fair value hedge, HKD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.18%
Principal Financing Entities | Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Current portion (less than one year)	$ 946	164
Non-current financial debt and related financial instruments	14,910	15,886	9,651
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR
Non-current financial debt
Fair value after hedging	$ 9,268	9,337	5,248
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.75%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, EUR | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	5.125%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD
Non-current financial debt
Fair value after hedging	$ 5,040	5,000	4,250
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	2.75%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, USD | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	4.45%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CNY
Non-current financial debt
Fair value after hedging		164	153
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, HKD
Non-current financial debt
Fair value after hedging	$ 187	188
Initial current rate before hedging instruments (as a percent)	3.088%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF
Non-current financial debt
Fair value after hedging	$ 1,035	1,037
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF | Low
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	0.51%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, CHF | High
Non-current financial debt
Initial current rate before hedging instruments (as a percent)	1.01%
Principal Financing Entities | Bond after cash flow hedge and fixed rate bond, GBP
Non-current financial debt
Fair value after hedging	$ 326	324
Initial current rate before hedging instruments (as a percent)	1.25%
Total Capital
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
Total Capital International
Non-current financial debt
Number of shares in otherwise wholly-owned subsidiary held by each director	1
TOTAL S.A. | Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 1,203	1,201	1,200
Initial current rate before hedging instruments (as a percent)	0.50%
Other Consolidated Subsidiaries | Bonds after fair value hedge
Non-current financial debt
Non-current financial debt and related financial instruments	$ 701	698	698
Other Consolidated Subsidiaries | Bonds after cash flow hedge and fixed rate bonds
Non-current financial debt
Non-current financial debt and related financial instruments	$ 762	$ 583	$ 664